AMERICAN INTERNATIONAL INDUSTRIES, INC.
(OTCBB: "AMIN")
601 Cien St., Suite 235, Kemah, Texas 77565
Tel: (281) 334-9479 Fax: (281) 334 9508

January 30, 2006

U. S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention: Ms. Marie Trimeloni
Mail Stop 7010

RE: American International Industries, Inc.

Form 10-KSB for the fiscal year ended December 31, 2004
Form 10-QSB for the periods ended March 31, 2005, June 30, 2005, and Sept. 30, 2005

File No. 0-25223

Dear Ms. Marie Trimeloni:

This letter is in response to the staff’s comments concerning the amended Form 10-KSB/A filed on January 11, 2006 telephonically transmitted by the staff to the undersigned, Gary D. Woerz, chief financial officer of American International Industries, Inc. For the convenience of the staff, we have set forth below the staff’s telephonic comments followed by our responses to each comment. We are also filing via EDGAR the amended Form 10-KSB for 2004 and will file the amended Forms 10-QSB for the above referenced periods after the Form 10-KSB/A.

FORM 10-KSB FOR THE YEAR ENDED DECEMBER 31, 2004

Item 8A. Controls and Procedures:

Comment 1.

Revise your response to the staff’s comment regarding controls and procedures.

Response 1.

In response to this comment and our discussion, the disclosure under Item 8A, "Controls and Procedures", has been revised. Please note the revised disclosure below under "Changes in internal controls". The entire disclosure under Items 8A of the amendment to the Form 10-KSB/A reads as follows:

"Evaluation of disclosure controls and procedures. As of December 31, 2004, the Company's chief executive officer and chief financial officer conducted an evaluation regarding the effectiveness of the Company's disclosure controls and procedures (as defined in Rules 13a-15(e) or 15d-15(e) under the Exchange Act. Based upon the evaluation of these controls and procedures, our chief executive officer and chief financial officer concluded that our disclosure controls and procedures were ineffective as of the date of the filing of this annual report applicable for the period covered by this report, due to the reclassification, subsequent to the date of filing of the annual report, of certain line items in the consolidated Statement of Operations reclassifying the sale of real estate from operating revenues to other income, and Statement of Cash Flows, reclassifying the net change in real estate acquired for resale from operating activities to investing activities.

Changes in internal controls. During the period covered by this annual report, no changes occurred in our internal control over financial reporting that materially affected, or is reasonably likely to materially affect, our internal control over financial reporting."

Comment 2. The staff noted that there was a transmission error and that footnotes 14-18 were omitted.

Response 2.

In response to the staff’s comment regarding the filing error with respect to the omission of footnotes 14 through 18, we are refilling the Form 10-KSB/A and have included all footnotes. In addition, please note that footnote 18 has been revised to be consistent with the staff’s comments regarding the Statement of Cash Flows. We are submitting with this letter a copy of footnote 18 and the Statement of Cash Flows as revised.

Comment 3.

The staff commented that the restated Statement of Cash Flows did not properly reflect the staff’s prior comments.

Response 3.

The Statement of Cash Flows has been revised in response to this comment. The line item "real estate acquired for resale" under "cash flows from investing activities" has been deleted and a new line item "receipt of note receivable for sale of real estate acquired for resale" has been added under "non-cash investing and financing transactions". Please also note that a new line item "discount on notes receivable" has been added under "cash flows from operating activities". In addition, a new line item "principal payments on short-term debt" has been inserted under "cash flows from investing activities".

FORMS 10-QSB FOR THE PERIODS ENDED MARCH 31, 2005, JUNE 30, 2005 AND SEPTEMBER 30, 2005

As we have discussed with the staff and stated above, we will file amended Forms 10-QSB for the periods ended March 31, June 30 and September 30, 2005 after the filing of the amended Form 10-KSB for 2004.

Please feel free to contact the undersigned at 936-522-6181 if the staff has any questions or comments.

Sincerely,

Gary D. Woerz

Chief Financial Officer